Average Annual Total Returns		12 Months Ended	60 Months Ended	69 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.08%	14.56%	15.35%
iShares U.S. Equity Factor Rotation Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		30.12%	14.96%	15.55%
Performance Inception Date				Mar. 19, 2019
iShares U.S. Equity Factor Rotation Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	29.91%	14.30%	14.92%
Performance Inception Date				Mar. 19, 2019
iShares U.S. Equity Factor Rotation Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.97%	11.82%	12.44%
Performance Inception Date				Mar. 19, 2019

[1]
The MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. With 601 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US.

[2]
After‑tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to tax‑exempt investors or investors who hold shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.